Exhibit 1. Consolidated companies, associates, and joint ventures - Consolidated subsidiary companies (Details) - COP ($) $ in Billions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of consolidated subsidiaries, associates and joint ventures
Net equity	$ 107,937	$ 102,448	$ 106,739	$ 105,913
Profit (loss)	11,316	$ 7,618
Total assets	282,795		282,220
Total liabilities	$ 174,858		$ 175,481
Refineria de Cartagena S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US dollar
Ownership interest, subsidiary	100.00%
Activity	Hydrocarbons refining, marketing and distribution
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 23,658
Profit (loss)	1,983
Total assets	33,290
Total liabilities	$ 9,632
Cenit transporte y logstica de hidrocarburos S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest, subsidiary	100.00%
Activity	Storage and transportation through hydrocarbon pipelines
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 13,391
Profit (loss)	2,200
Total assets	18,354
Total liabilities	$ 4,963
Ecopetrol Global Energy S.L.U.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US dollar
Ownership interest, subsidiary	100.00%
Activity	Investment vehicle
Country/Domicile	Spain
Geographic area of operations	Spain
Net equity	$ 16,523
Profit (loss)	739
Total assets	$ 16,523
Oleoducto Central S. A. - Ocensa
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US dollar
Ownership interest, subsidiary	72.65%
Activity	Transportation through hydrocarbon pipelines
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 3,232
Profit (loss)	1,508
Total assets	5,996
Total liabilities	$ 2,764
Hocol Petroleum Limited.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US dollar
Ownership interest, subsidiary	100.00%
Activity	Investment vehicle
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Net equity	$ 3,619
Profit (loss)	406
Total assets	3,630
Total liabilities	$ 11
Ecopetrol America LLC.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US dollar
Ownership interest, subsidiary	100.00%
Activity	Hydrocarbons exploration and exploitation
Country/Domicile	United States
Geographic area of operations	United States
Net equity	$ 1,246
Profit (loss)	172
Total assets	1,986
Total liabilities	$ 740
Hocol S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US dollar
Ownership interest, subsidiary	100.00%
Activity	Exploration, exploitation, and production of hydrocarbons
Country/Domicile	Caiman Island
Geographic area of operations	Colombia
Net equity	$ 3,219
Profit (loss)	387
Total assets	4,750
Total liabilities	$ 1,531
Esenttia S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US dollar
Ownership interest, subsidiary	100.00%
Activity	Production and commercialization of polypropylene resin
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 2,451
Profit (loss)	188
Total assets	2,889
Total liabilities	$ 438
Ecopetrol Capital AG
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US dollar
Ownership interest, subsidiary	100.00%
Activity	Collection of surpluses from, and providing funds to, companies of the Ecopetrol Group
Country/Domicile	Switzerland
Geographic area of operations	Switzerland
Net equity	$ 469
Profit (loss)	(32)
Total assets	5,942
Total liabilities	$ 5,473
Oleoducto de Colombia S.A. - ODC
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest, subsidiary	78.00%
Activity	Pipeline transportation of crude oil
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 401
Profit (loss)	156
Total assets	846
Total liabilities	$ 445
Black Gold Re Ltd.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US dollar
Ownership interest, subsidiary	100.00%
Activity	Reaseguradora para compañías del Grupo Empresarial Ecopetrol
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Net equity	$ 987
Profit (loss)	13
Total assets	1,179
Total liabilities	$ 192
Andean Chemicals Ltd.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US dollar
Ownership interest, subsidiary	100.00%
Activity	Investment vehicle
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Net equity	$ 1,858
Profit (loss)	127
Total assets	1,854
Total liabilities	$ (4)
Oleoducto de los Llanos Orientales S. A. - ODL
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest, subsidiary	65.00%
Activity	Pipeline transportation of crude oil
Country/Domicile	Panamá
Geographic area of operations	Colombia
Net equity	$ 374
Profit (loss)	303
Total assets	1,426
Total liabilities	$ 1,052
Interconexion Electrica S.A. E.S.P
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest, subsidiary	51.41%
Activity	-Provision of the public electricitytransmission service- Development of infrastructureprojects and their commercialexploitation and- Software development, Informationtechnology and telecommunicationsactivities and services
Country/Domicile	Colombia
Geographic area of operations	Latino America
Net equity	$ 27,637
Profit (loss)	1,223
Total assets	76,071
Total liabilities	$ 48,434
Inversiones de Gases de Colombia S.A. Invercolsa S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest, subsidiary	51.88%
Activity	Holding with investments in transportation and distribution companies of natural gas and LPG in Colombia
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 647
Profit (loss)	139
Total assets	679
Total liabilities	$ 32
Alcanos de Colombia S.A. E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest, subsidiary	29.61%
Activity	Provision of the home public service of fuel gas, the construction and operation of gas pipelines, distribution networks, regulation, measurement, and compression stations.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 325
Profit (loss)	65
Total assets	892
Total liabilities	$ 567
Metrogas de Colombia S.A E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest, subsidiary	33.49%
Activity	Provision of the public service of commercialization and distribution of fuel gas; the exploration, exploitation, storage, use, transportation, refining, purchase, sale and distribution of hydrocarbons and their derivatives.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 59
Profit (loss)	11
Total assets	164
Total liabilities	$ 105
Gases del Oriente S.A. E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest, subsidiary	48.50%
Activity	Provision of the home public service of fuel gas distribution and the development of all complementary activities to the provision of said service.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 119
Profit (loss)	27
Total assets	369
Total liabilities	$ 250
Promotora de Gases del Sur S.A. E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest, subsidiary	31.44%
Activity	Promote the linking of national or foreign capital, public or private, to achieve the gas massification project.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 49
Profit (loss)	15
Total assets	77
Total liabilities	$ 28
Combustibles Lquidos de Colombia S.A E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest, subsidiary	41.61%
Activity	Wholesale commercialization of fuel gas, the provision of the home public LPG distribution service and the development of complementary activities to the provision of said service.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 62
Profit (loss)	1
Total assets	83
Total liabilities	$ 21
Ecopetrol USA Inc.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US dollar
Ownership interest, subsidiary	100.00%
Activity	Hydrocarbons exploration and exploitation
Country/Domicile	United States
Geographic area of operations	United States
Net equity	$ 13,653
Profit (loss)	769
Total assets	14,000
Total liabilities	$ 347
Ecopetrol Permian LLC.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US dollar
Ownership interest, subsidiary	100.00%
Activity	Hydrocarbons exploration and exploitation
Country/Domicile	United States
Geographic area of operations	United States
Net equity	$ 9,857
Profit (loss)	312
Total assets	12,207
Total liabilities	$ 2,350
Ecopetrol Oleo e Gas do Brasil Ltda.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Real
Ownership interest, subsidiary	100.00%
Activity	Hydrocarbons exploration and exploitation
Country/Domicile	Brazil
Geographic area of operations	Brazil
Net equity	$ 2,781
Profit (loss)	(30)
Total assets	3,869
Total liabilities	$ 1,088
Esenttia Masterbatch Ltda.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest, subsidiary	100.00%
Activity	Manufacture of polypropylene compounds and masterbatches
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 193
Profit (loss)	37
Total assets	337
Total liabilities	$ 144
Ecopetrol del Peru S. A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US dollar
Ownership interest, subsidiary	100.00%
Activity	Hydrocarbons exploration and exploitation
Country/Domicile	Peru
Geographic area of operations	Peru
Net equity	$ 55
Profit (loss)	1
Total assets	56
Total liabilities	$ 1
ECP Hidrocarburos de Mexico S.A. de C.V.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US dollar
Ownership interest, subsidiary	100.00%
Activity	Offshore exploration
Country/Domicile	Mexico
Geographic area of operations	Mexico
Net equity	$ 33
Total assets	35
Total liabilities	$ 2
Ecopetrol Costa Afuera Colombia S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest, subsidiary	100.00%
Activity	Offshore exploration
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 13
Total assets	$ 13
Esenttia Resinas del Peru SAC
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US dollar
Ownership interest, subsidiary	100.00%
Activity	Commercialization polypropylene resins and masterbatches
Country/Domicile	Peru
Geographic area of operations	Peru
Net equity	$ 13
Profit (loss)	1
Total assets	28
Total liabilities	$ 15
Esenttia Resinas de Mxico
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Mexican Peso
Ownership interest, subsidiary	100.00%
Activity	Specialized services related to oil and gas industry
Country/Domicile	Mexico
Geographic area of operations	Mexico
Net equity	$ 6
Profit (loss)	1
Total assets	16
Total liabilities	$ 10
Ecopetrol US Trading LLC
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US dollar
Ownership interest, subsidiary	100.00%
Activity	International marketing of crude oil and refined products
Country/Domicile	United States
Geographic area of operations	United States
Net equity	$ 834
Profit (loss)	320
Total assets	2,279
Total liabilities	$ 1,445
Econova Technology & innovation S.L.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US dollar
Ownership interest, subsidiary	100.00%
Activity	Execution of activities related to science, technology, and innovation (ST&I) activities.
Country/Domicile	Spain
Geographic area of operations	Spain
Net equity	$ 2
Profit (loss)	(1)
Total assets	$ 2
Ecopetrol Singapore PTE. LTD
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Singapore dollar
Ownership interest, subsidiary	100.00%
Activity	Holding company with investment in an international trading company for crude oil and refined products
Country/Domicile	Singapore
Geographic area of operations	Asia
Net equity	$ 480
Profit (loss)	227
Total assets	$ 480
Ecopetrol Trading Asia PTE. LTD
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Singapore dollar
Ownership interest, subsidiary	100.00%
Activity	International marketing of crude oil and refined products
Country/Domicile	Singapore
Geographic area of operations	Asia
Net equity	$ 480
Profit (loss)	227
Total assets	2,700
Total liabilities	$ 2,220
Wind Autogeneracin S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest, subsidiary	100.00%
Activity	Production of wind energy
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 56
Profit (loss)	(8)
Total assets	130
Total liabilities	$ 74
Parque Solar Porton del Sol S.A.S E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest, subsidiary	100.00%
Activity	Production of wind energy
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 270
Profit (loss)	(2)
Total assets	586
Total liabilities	$ 316
Enerfin Servicios S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest, subsidiary	100.00%
Activity	Production of wind energy
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 7
Profit (loss)	(1)
Total assets	$ 7
Planta Solar Sahagun S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest, subsidiary	100.00%
Activity	Production of wind energy
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 6
Total assets	7
Total liabilities	$ 1
El Roble Solar S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest, subsidiary	100.00%
Activity	Production of wind energy
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 3
Total assets	$ 3
Girasol I S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest, subsidiary	100.00%
Activity	Production of wind energy
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 1
Total assets	$ 1
La Cayena Solar S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest, subsidiary	100.00%
Activity	Production of wind energy
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 1
Total assets	$ 1
Crdoba Solar 2 S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest, subsidiary	100.00%
Activity	Production of wind energy
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 1
Total assets	3
Total liabilities	$ 2
Ecopetrol Investimentos do Brazil
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US dollar
Ownership interest, subsidiary	100.00%
Activity	Investment vehicle
Country/Domicile	Brazil
Geographic area of operations	Brazil
Profit (loss)	$ (1)
Total assets	1
Total liabilities	$ 1